Subsequent events (Details Narrative)			1 Months Ended
	Oct. 29, 2018 ARS ($)	Jun. 13, 2018 ha	Jul. 31, 2018	Aug. 30, 2018 ARS ($)	Aug. 28, 2018 ARS ($)	Aug. 14, 2018 ARS ($)	Jun. 30, 2018	Jun. 30, 2017 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Treasury shares								$ 3,833,352,000,000
Israeli New Shekel [member] | IDB Development Corporation Ltd. [Member] | Series M Debentures [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Partial prepayment					$ 146,000,000
Interest rate					14.02%
Israeli New Shekel [member] | IDB Tourism [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration						$ 26,000,000
Israeli New Shekel [member] | Clal Insurance Enterprises Holdings [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration				$ 173,000,000
sale of issued share capital				5
PS [Member] | Jatoba Farms [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of installments			first installment was paid for 300,000 soybean bags, for an amount of Ps. 142 as agreed in the contract.
PS [Member] | Non - adjusting events after reporting period [Member] | Jatoba Farms [member]
Disclosure of non-adjusting events after reporting period [line items]
Area of land | ha		9,784
Description of purchase/sale agreement		the amount of 285 bags per useful hectare at Ps. 1,254 per bag.
PS [Member] | IDB Development Corporation Ltd. [Member] | Series M Debentures [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Partial prepayment					$ 1,572
Interest rate					14.02%
PS [Member] | IDB Tourism [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration						$ 265
PS [Member] | Clal Insurance Enterprises Holdings [Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration				$ 1,766
Reduction in interest rate				29.80%
PS [Member] | IDB Group USA Investments Inc.[Member] | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration				$ 673
Us Dollar
Disclosure of non-adjusting events after reporting period [line items]
Devaluation of the currency							27.20%
Us Dollar | Non - adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of witholding export tax	12.00%
Net income	$ 4,984
Undistributed earnings	9,647
Treasury shares	20,656,215
Incentive equity plan	$ 93,020
Us Dollar | IDB Group USA Investments Inc.[Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Consideration				$ 18